Provisions for Sundry Creditors - Summary of Allowance Account for Plugging of Wells, Trials in Progress and Environmental Costs (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other provisions [abstract]
Balance at the beginning of the year	$ 77,125,513	$ 80,849,900	$ 84,050,900
(Decrease) Increase capitalized in fixed assets	(13,834,388)	(12,816,336)	(2,826,003)
Unwinding of discount against income	4,454,106	4,555,692	3,318,384
Unrealized foreign exchange loss (gains)	2,454,810	4,766,921	(3,577,200)
Amount used	(55,285)	(230,664)	(116,181)
Balance at the end of the year	70,144,756	77,125,513	80,849,900
Balance at the beginning of the year	8,321,816	8,075,031	6,483,078
Additions against expenses	4,818,298	972,692	1,901,930
Provision cancellation	(2,025,221)	(724,026)	(309,977)
Amount used	(887)	(1,881)	0
Balance at the end of the year	11,114,006	8,321,816	8,075,031
Balance at the beginning of the year	9,178,555	9,086,977	11,219,278
Additions against expenses	2,424,037	1,669,063	4,745,835
Cancellation against expenses	(407,671)	(1,574,810)	(6,873,905)
Amount used	(56,017)	(2,675)	(4,231)
Balance at the end of the year	$ 11,138,904	$ 9,178,555	$ 9,086,977